Note 17 - Fair Value of Financial Instruments (Tables)	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
As at	July 31, 2023		October 31, 2022

	Carrying	Fair	Carrying	Fair
(thousands of Canadian dollars)	Value	Value	Value	Value

Assets

Cash	$87,726	$87,726	$88,581	$88,581
Securities	182,944	182,944	141,564	141,564
Loans	3,661,672	3,636,974	2,992,678	2,963,676
Other	5,248	5,248	4,727	4,727

Liabilities

Deposits	$3,328,017	$3,238,741	$2,657,540	$2,561,421
Subordinated notes payable	101,585	103,827	104,951	107,367
Other	181,014	181,014	146,249	146,249